UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

February 17, 2018 to March 16, 2018

Commission File Number of Issuing entity: 333-180779-10

Central Index Key Number of Issuing entity: 0001612124

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY CAPITAL I INC.

(Exact name of depositor as specified in its charter)

(Central Index Key number: 0001541557)

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

(Central Index Key number: 0001102113)

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

(Central Index Key number: 0001548567)

CIBC Inc.

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1769465

47-1947014

47-1981599

47-6562808

(IRS Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Section 12(b)	Registered/reporting pursuant to (check one)			(If Section 12
Title of class	Section 12(g)	Section 15(d)	Name of exchange	(b))
A-1	☐	☐	☒
A-2	☐	☐	☒
A-SB	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒
A-5	☐	☐	☒
X-A	☐	☐	☒
A-S	☐	☐	☒
B	☐	☐	☒
PST	☐	☐	☒
C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On March 16, 2018 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from February 17, 2018 to March 16, 2018.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS 15-G) on February 14, 2018. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2018. The CIK Number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2018. The CIK Number of CIBC Inc. is 0001548567.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings

Disclosure from Citibank, N.A., as Trustee, Certificate Administrator, Certificate Registrar and Authenticating Agent:

Citibank, N.A. (“Citibank”) is acting as Trustee, Certificate Administrator, Certificate Registrar and Authenticating Agent of this CMBS transaction. In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions. Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939 (the “Trust Indenture Act”), breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the United States District Court for the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. On September 8, 2015, the federal court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. Subsequently, plaintiffs voluntarily dismissed all claims with respect to two of the three trusts. On April 7, 2017, Citibank filed a motion for summary judgment. Plaintiffs filed its consolidated opposition brief and cross motion for partial summary judgment on May 22, 2017. Briefing on those motions was completed on August 4, 2017. On March 22, 2018, the court granted Citibank’s motion for summary judgment in its entirety, denied Plaintiffs’ motion for summary judgment and ordered the clerk to close the case.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee. This case includes the 24 trusts previously dismissed in the federal action, and one additional trust. The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act (the “Streit Act”). Following oral argument on Citibank’s motion to dismiss, Plaintiffs filed an amended complaint on August 5, 2016. On June 27, 2017, the state court issued a decision, dismissing the Event of Default claims, mortgage-file-related claims, the fiduciary duty claims, and the conflict of interest claims. The decision sustained certain breach of contract claims including the claim alleging discovery of breaches of representations and warranties, a claim related to robo-signing, and the implied covenant of good faith claim. Citibank appealed the lower court’s decision, and on January 16, 2018, the Appellate Division, First Department, dismissed the claims related to robo-signing and the implied covenant of good faith, but allowed plaintiffs’ claim alleging discovery of breaches of representations and warranties to proceed.

On August 19, 2015, the Federal Deposit Insurance Corporation (“FDIC”) as Receiver for a failed financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank jointly briefed a motion to dismiss with The Bank of New York Mellon and U.S. Bank, N.A., entities that have also been sued by FDIC in their capacity as trustee, and these cases have all been consolidated in front of Judge Carter. On September 30, 2016, the Court granted Citibank’s motion to dismiss the complaint without prejudice for lack of subject matter jurisdiction. On October 14, 2016, FDIC filed a motion for reargument or relief from judgment from the Court’s dismissal order. On July 11, 2017, Judge Carter ruled on the motion for reconsideration regarding his dismissal of the action. He denied reconsideration of his decision on standing, but granted leave to amend the complaint by October 9, 2017. The FDIC subsequently requested an extension of time to file its amended complaint, which was granted. The FDIC filed its amended complaint on December 8, 2017.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and continues to vigorously defend against these litigations. Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Trustee, Certificate Administrator, Certificate Registrar or Authenticating Agent under the Pooling and Servicing agreement for this CMBS transaction.

Item 6.	Significant Obligors of Pool Assets.

With respect to the pool assets for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 9.	Other Information

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	February 16, 2018	$0.00
Current Distribution Date:	March 16, 2018	$0.00

*REO Account Balance
Prior Distribution Date:	February 16, 2018	$0.00
Current Distribution Date:	March 16, 2018	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	February 16, 2018	$0.00
Current Distribution Date:	March 16, 2018	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	February 16, 2018	$264,158.41
Current Distribution Date:	March 16, 2018	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	February 16, 2018	$0.00
Current Distribution Date:	March 16, 2018	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	February 16, 2018	$0.00
Current Distribution Date:	March 16, 2018	$0.00

Item 10.	Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the March 16, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the March 16, 2018 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: April 2, 2018

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